Revenue and Other Operating Income	12 Months Ended
Dec. 31, 2021
REVENUE AND OTHER OPERATING INCOME
Revenue and Other Operating Income

27.  REVENUE AND OTHER OPERATING INCOME

The detail of revenue presented in the statement of comprehensive income for the years ended December 31, 2021, 2020 and 2019, is as follows:

	For the years ended December 31,
	2021	2020	2019
Revenues	ThCh$	ThCh$	ThCh$
Energy sales (1)	2,585,248,169	2,380,736,600	2,405,903,242

Generation	1,489,763,351	1,111,508,158	1,090,021,527
Regulated customers	532,353,167	480,168,004	540,017,333
Unregulated customers	893,147,380	571,587,710	524,559,735
Spot market sales	64,262,804	59,752,444	25,444,459
Distribution	1,095,484,818	1,269,228,442	1,315,881,715
Residential	597,631,419	608,703,250	552,124,205
Business	293,442,712	366,874,872	450,108,855
Industrial	99,516,111	168,931,181	181,595,960
Other consumers (2)	104,894,576	124,719,139	132,052,695

Other sales	156,907,706	58,870,872	124,113,792
Gas sales	129,442,332	38,808,266	97,564,262
Sales of goods and services	27,465,374	20,062,606	26,549,530

Revenue from other services	87,526,529	108,776,845	94,559,289
Tolls and transmission	29,341,568	41,859,311	31,232,252
Metering equipment leases	2,967,964	3,387,302	2,131,427
Services and Business Advisories provided (Public lighting, connections and electrical advisories)	44,126,106	53,121,851	47,455,465
Other services	11,090,891	10,408,381	13,740,145

Total Revenues	2,829,682,404	2,548,384,317	2,624,576,323

Other Income	ThCh$	ThCh$	ThCh$
Temporary leasing of generating facilities	686,126	10,662,952	2,777,404
SEF fine revocation	1,161,837	—	—
Commodity derivative income	6,814,747	4,473,463	5,967,739
Income from insurance claims (3)	—	—	121,117,605
Income from claim collection (insurance)	6,352,546	10,799,437	5,952,589
Income from sanctions to users	3,419,398	1,314,193	87,275
Other income	7,112,477	9,767,835	10,355,425
Total other income	25,547,131	37,017,880	146,258,037
(1)	As of December 31, 2021, this item includes ThCh$466,620,691 which corresponds to estimated, unbilled sales related to estimates of energy sold in December 2021, including PEC and base prices. As of December 31, 2020 and 2019, these amounted to ThCh$434,442,879 and ThCh$310,301,370, respectively.
(2)	For the year ended December 31, 2021, it includes revenue from the sale of energy to municipalities of ThCh$37,097,819 (ThCh$35,598,366 and ThCh$45,768,456 as of December 31, 2020 and 2019, respectively); government entities of ThCh$15,986,996 (ThCh$17,334,983 and ThCh$20,432,048 as of December 31, 2020 and 2019, respectively); agricultural companies of ThCh$7,798,059 (ThCh$10,324,464 and ThCh$9,100,691 as of December 31, 2020 and 2019, respectively); public and telecommunications service companies of ThCh$10,624,277 (ThCh$27,014,443 and ThCh$24,818,503 as of December 31, 2020 and 2019, respectively), educational institutions of ThCh$4,121,823 (ThCh$5,749,102 and ThCh$9,367,933 as of December 31, 2020 and 2019, respectively), healthcare services of ThCh$12,142,923
(ThCh$21,407,325 and ThCh$18,975,909 as of December 31, 2020 and 2019, respectively) and other of ThCh$ 17,122,729 (ThCh$ 7,290,456 and ThCh$3,589,156 as of December 31, 2020 and 2019, respectively).
(3)	In February 2019, Anglo American Sur S.A. notified Enel Generación Chile of its decision to terminate three electricity supply contracts ahead of schedule. These contracts were entered into by the parties in 2016. In accordance with the exit and settlement clauses of the respective contracts, notification of early termination gave Enel Generación Chile the right to receive compensation, consisting of a cash amount made by Anglo American Sur S.A., and determined according to the predetermined calculation mechanism.